Net revenues (Tables)	12 Months Ended
Dec. 31, 2024
Net Revenues
Schedule of net revenues by billing

	2024	2023	2022
Gross billing	3,018,937	2,839,597	3,440,863
Billing from products	2,925,797	2,731,872	3,330,975
Billing from freight, contracting insurance services and others	93,140	107,725	109,888
Taxes on sales	(249,202)	(263,979)	(402,064)
Return of products sales	(3,254)	(2,385)	(4,809)
Net revenues	2,766,481	2,573,233	3,033,990

Schedule of net revenues breakdown

	2024	2023	2022
Zinc	1,687,043	1,682,711	2,093,105
Lead	364,613	321,803	276,438
Copper	359,935	263,376	290,519
Silver	80,167	61,594	57,921
Other products	181,583	136,024	206,119
Freight, insurance services and others	93,140	107,725	109,888
Net revenues	2,766,481	2,573,233	3,033,990

Taxes on sales	249,202	263,979	402,064
Return of products sales	3,254	2,385	4,809
Gross billing	3,018,937	2,839,597	3,440,863

Schedule of revenues by geographical location

	2024	2023	2022
Peru	833,918	654,216	840,362
Brazil	601,041	559,786	846,571
Singapore	234,846	229,278	166,412
Switzerland	224,292	209,312	124,726
United States	166,904	168,965	174,526
Argentina	81,503	94,144	94,433
Chile	78,215	83,459	120,060
Luxembourg	71,285	78,474	95,252
United Kingdom	62,589	14,815	3,439
South Korea	60,423	39,985	32,406
Austria	42,758	47,919	48,676
Japan	39,712	32,054	71,370
South Africa	39,446	41,350	55,864
Colombia	31,209	36,066	64,013
Taiwan	30,455	26,901	65,036
Germany	23,222	16,274	3,764
Turkey	20,593	26,606	54,955
Vietnam	18,724	5,006	8,396
Ecuador	11,088	14,554	15,433
Belgium	9,011	19,824	17,905
China	7,570	65,910	-
Netherlands	5,457	16,045	13,623
Italy	4,153	9,479	9,586
Malaysia	3,361	18,738	26,033
Other	64,706	64,073	81,149
Net revenues	2,766,481	2,573,233	3,033,990

Schedule of revenues by currency

	2024	2023	2022
USD	2,239,869	2,050,053	2,251,866
Brazilian Real (“BRL”)	526,612	523,180	782,124
Net revenues	2,766,481	2,573,233	3,033,990